Share-Based Payments - Impact on Net Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 481	$ 419	$ 405
Tax benefit for share-based compensation expense	(149)	(139)	(129)
Share-based payment expense, net of tax	332	280	276
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	157	166	150
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	14	0	0
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	235	228	211
Total Shareholder Return Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	35	17	28
Directors' compensation and other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	5	5	2
Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 35	$ 3	$ 14